Allowance for Optioned Properties (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended
	Sep. 16, 2021	Apr. 29, 2021	Sep. 30, 2021
Initial amount received on signing LOI			$ 50,000
Liability against the property			$ 101,260
Common shares issued, shares			200,000
Fish Lake Property [Member] | Altura [Member]
Initial amount received on signing LOI		$ 50,000
Amount paid for acquisition		$ 675,000
Ownership percentage		60.00%
Expenditure in exploration		$ 2,000,000
Exploration expenditure term		4 years
Due deligence date of agreement		Aug. 31, 2021
Agreement entering date		Jul. 31, 2021
Common stock issued, amount		$ 500,000
Liability against the property			$ 50,000
San Emidio [Member] | Surge Battery Metals [Member]
Initial amount received on signing LOI	$ 50,000
Common shares issued, shares	200,000
Ownership percentage	80.00%
Expenditure in exploration	$ 1,000,000